Accounts receivable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounts receivable
8.	Accounts receivable

	2019					2018
	Visa	Master	Hipercard	Elo	Total	Visa	Master	Hipercard	Total
Legal obligors
Itaú	727,224	2,217,111	593,858	0	3,538,193	570,463	1,979,994	514,627	3,065,084
Bradesco	987,984	163,725	0	242,862	1,394,571	735,784	170,497	—	906,281
Banco do Brasil	765,341	140,774	0	152,327	1,058,442	566,537	153,633	—	720,170
CEF	145,400	154,473	0	122,324	422,197	133,882	173,208	—	307,090
Santander	283,348	986,777	0	0	1,270,125	247,950	871,976	—	1,119,926
Other (*)	623,224	1,538,987	0	73,677	2,235,888	386,808	1,069,323	—	1,456,131
Total card issuers (i)	3,532,521	5,201,847	593,858	591,190	9,919,416	2,641,424	4,418,631	514,627	7,574,682

Cielo—Elo	0	0	0	0	152,758	—	—	—	366,619
Cielo	0	0	0	0	590	—	—	—	91,402
Vero	0	0	0	0	6,662	—	—	—	4,396
Other	0	0	0	0	34,732	—	—	—	41,057
Total acquirers (ii)	0	0	0	0	194,742	—	—	—	503,474

Other current	0	0	0	0	363,021	—	—	—	26,523
Other non-current	0	0	0	0	29,943	—	—	—	—
Total other (iii)	0	0	0	0	392,964	—	—	—	26,523

Total accounts receivable	3,532,521	5,201,847	593,858	591,190	10,507,122	2,641,424	4,418,631	514,627	8,104,679

(*)	Refers to other pulverized receivables from legal obligors.
(i)
Card issuers: receivables derived from transactions where PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa, Mastercard, Hipercard or Elo. However, PagSeguro Brazil’s contractual accounts receivable are with the financial institutions, which are the legal obligors on the accounts receivable. Additionally, amounts due within 27 days of the original transaction, including those that fall due with the first installment of installment receivables, are guaranteed by Visa, Mastercard, Elo or Hipercard, as applicable, in the event that the legal obligors do not make payment..

(ii)
Acquirers: refers to card processing transactions to be received from the acquirers, which are third parties acting as financial intermediaries between the issuing bank and PagSeguro Brazil. This balance also includes the receivables from sales of POS devices.

(iii)	Other accounts receivable: Mainly related to portfolio of loans and receivables with our customers.

The maturity analysis of accounts receivable is as follows:

	2019	2018
Due within 30 days	4,791,275	4,323,893
Due within 31 to 120 days	2,780,018	3,135,358
Due within 121 to 180 days	1,301,348	468,913
Due within 181 to 360 days	1,604,538	176,515
Due after 360 days	29,943	—

	10,507,122	8,104,679